Related Party Disclosures	12 Months Ended
Oct. 31, 2025
Related Party Disclosures [Abstract]
RELATED PARTY DISCLOSURES
27.	RELATED PARTY DISCLOSURES

In addition to the transactions and balances disclosed elsewhere in the consolidated financial statements, the Group had the following significant related party transactions during the reporting period:

		Year ended October 31,		Six months ended October 31,	Year ended April 30,
Relationship	Nature of transactions	2025	2024	2023	2023
		US$	US$	US$	US$
Ultimate holding company	Insurance brokerage services	5	5	32	7

Ultimate holding company	Digital solutions services	2,551	2,562	1,278	2,169
Ultimate holding company	Media and entertainment services	2,739	—	—	—
Ultimate holding company	Corporate expenses allocated	1,592	1,865	1,533	1,212
Fellow subsidiaries	Insurance brokerage services	—	36	1	52
Immediate holding company	Repurchase of shares of the Company	—	447,522	—	318,882
Ultimate holding company	Interest income	20,495	13,923	6,154	6,612

Compensation of key management personnel

During the year ended October 31, 2024 and 2025, the remuneration of key management personnel of the Company is approximately US$0.3 million and US$0.4 million, respectively. The remuneration of key management personnel is determined with regard to the performance of individuals and market trends.

Centralized cash management and major non-cash transactions

Treasury functions of the Group are conducted centrally under AMTD Group and inter-company fund transfers were carried out among the entities within AMTD Group. The treasury function manages available funds at AMTD Group level and allocates the funds to various entities within AMTD Group for their operations. In May and August 2019 and April 2021, certain entities within AMTD Group had entered into intercompany financing and offsetting agreements pursuant to which certain intercompany receivables and payables are to be netted-off for settlement purpose. These constituted material non-cash transactions.

As of October 31, 2024 and 2025, amount due from AMTD Group was unsecured, bearing interest of 2% per annum and repayable on demand.

Centralized cash management and major non-cash transactions - (Continued)

As of October 31, 2024 and 2025, amounts due to non-controlling shareholders are unsecured and non-interest bearing. During the year ended October 31, 2024, interest-bearing amount due to a non-controlling shareholder was settled.

During the year ended April 30, 2023, the Group repurchased 616,346 Class B ordinary shares from its immediate holding company amounting to US$318,882. The consideration was settled through the current accounts with AMTD Group.

During the year ended October 31, 2024, the Company repurchased 553,192 and 18,285,714 Class B ordinary shares from the immediate holding company, respectively, amounting to US$447,522 in aggregate. The consideration was settled through the current accounts with immediate holding company.

During the year ended October 31, 2024, certain other receivables of US$116,430 and other payables of US$15,346, were settled through the current accounts with AMTD Group under the agreements between respective independent third parties, the Group and AMTD Group.

During the year ended October 31, 2024, the Group acquired certain financial assets at FVTPL from the immediate holding company at a consideration of US$26,344 and was settled through the current accounts.

During the year ended October 31, 2024, the Company transferred 100,961 treasury shares of the Company and issued 91,346 Class B ordinary shares to the immediate holding company with a consideration of US$100,000 and was settled through the current accounts.

During the year ended October 31, 2025, the Group acquired certain financial assets at FVTPL from the immediate holding company at a consideration of US$64,020 and was settled through the current accounts.